UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 130.9%
Corporate — 3.4%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$280	$295,605
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	795	846,309
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	576,257
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	1,000	1,207,740
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,655	2,002,881
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	1,500	1,508,130

		6,436,922
County/City/Special District/School District — 30.5%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	1,070	1,168,879
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	785,828
Series A-1, 5.00%, 8/01/35	1,000	1,120,000
Series D, 5.38%, 6/01/32	25	25,091
Series G-1, 6.25%, 12/15/31	15	16,281
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	794,514
Sub-Series G-1, 6.25%, 12/15/18 (b)	485	526,535
Sub-Series G-1, 5.00%, 4/01/28	630	723,492
Sub-Series G-1, 5.00%, 4/01/29	750	858,255
Sub-Series I-1, 5.38%, 4/01/36	530	571,377
Refunding Series E, 5.00%, 8/01/30	1,000	1,142,970

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (continued):
Refunding Series I, 5.00%, 8/01/30	$1,000	$1,148,920
Refunding, Series E, 5.50%, 8/01/25	1,280	1,562,765
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (c)	2,000	377,520
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,500	2,826,175
5.00%, 11/15/45	3,700	4,179,779
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	1,960	704,267
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	1,500	473,790
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	162,569
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	3,000	3,006,450
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	175	175,376
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	350	350,966
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	502,905
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	650	712,836
City of Niagara Falls New York, GO, Refunding, (BAM), 3.00%, 5/15/37	400	353,684
County of Nassau New York, GO, Series A, 5.00%, 1/15/31	1,000	1,167,410
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,485	5,574,076
5.75%, 2/15/47	200	227,278
(AGC), 5.00%, 2/15/47	1,000	1,007,100

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A (continued):
(AGM), 5.00%, 2/15/47	$1,000	$1,007,100
(NPFGC), 4.50%, 2/15/47	4,500	4,508,820
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	2,000	2,192,740
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,304,244
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	480	518,400
4 World Trade Center Project, 5.00%, 11/15/31	860	966,821
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,434,585
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,525,456
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,935	2,060,194
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,420	1,574,539
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,236,076

		58,576,063
Education — 29.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,145,540
Build NYC Resource Corp., RB, The Chapin School Ltd. Project, 5.00%, 11/01/26	300	373,848
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	281,550
New York Law School Project, 5.00%, 7/01/41	400	429,356
New York Law School Project, 4.00%, 7/01/45	735	719,146

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	$750	$795,427
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	225	252,610
Carnegie Hall, Series A, 4.75%, 12/01/39	2,000	2,146,200
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	1,000	1,057,990
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	3,135	3,429,815
Series B, 4.00%, 8/01/35	470	483,282
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	625	688,419
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/34	170	182,232
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	2,155	1,733,784
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	395	454,092
4.00%, 7/01/46	745	765,048
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/21 (b)	1,900	2,182,245
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 7/01/38	320	359,850
Series B, 3.63%, 7/01/36	135	136,068

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	$1,165	$1,279,158
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, Series 2017, 5.00%, 5/01/40	355	394,565
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	378,205
5.00%, 7/01/42	220	230,391
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	750	845,737
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	779,786
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	500	556,565
State of New York Dormitory Authority, RB:
5.00%, 3/15/30	1,000	1,202,860
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	177,683
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	855,787
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	237,766
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	2,000	2,172,960
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,876,262
New York University, Series B, 5.00%, 7/01/37	1,250	1,413,087
Series B, 5.75%, 3/15/36	600	651,546
State University Dormitory Facilities, Series A, 5.00%, 7/01/19 (b)	750	813,360
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	2,000	2,224,300

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
Teachers College, Series B, 5.00%, 7/01/42	$1,225	$1,348,370
Touro College & University System, Series A, 5.25%, 1/01/34	800	869,592
Touro College & University System, Series A, 5.50%, 1/01/39	2,000	2,190,620
University of Rochester, Series A, 5.13%, 7/01/19 (b)	740	803,825
University of Rochester, Series A, 5.75%, 7/01/19 (b)(d)	565	621,302
University of Rochester, Series A, 5.13%, 7/01/39	110	118,685
University of Rochester, Series A, 5.75%, 7/01/39	85	92,347
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	2,000	2,311,460
Barnard College, Series A, 5.00%, 7/01/33	530	603,437
Brooklyn Law School, 5.75%, 7/01/33	475	510,768
Cornell University, Series A, 5.00%, 7/01/40	800	884,392
Culinary Institute of America, 5.00%, 7/01/42	300	316,464
Fordham University, 5.00%, 7/01/44	850	950,827
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,380	1,538,452
New York University, Series A, 5.00%, 7/01/37	1,790	2,023,541
Rochester Institute of Technology, 5.00%, 7/01/42	1,790	1,982,962
Skidmore College, Series A, 5.00%, 7/01/28	75	85,453
Skidmore College, Series A, 5.25%, 7/01/29	85	97,628
St. John’s University, Series A, 5.00%, 7/01/37	835	935,943
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,355	2,733,590

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	$445	$509,943
State University Dormitory Facilities, Series A, 5.00%, 7/01/46	810	924,396
Teachers College, 5.50%, 3/01/19 (b)	450	486,599
St. John’s Univerisity, Series A, 5.00%, 7/01/34	250	280,605
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	415	462,559

		57,390,280
Health — 14.1%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	390	340,018
4.00%, 7/01/41	2,585	2,592,781
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	328,032
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	465	465,390
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/32	240	263,369
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,650	1,877,535
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 7/01/42	2,800	2,986,172

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	$230	$251,102
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,394,172
Series B, 6.00%, 11/01/20 (b)	435	505,270
Series B, 6.00%, 11/01/30	65	72,192
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 1/01/28	675	746,050
5.00%, 1/01/34	1,250	1,347,025
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	1,500	1,715,580
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/17 (b)	750	758,445
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/19 (b)	500	553,075
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/19 (b)	200	221,046
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	500	573,190
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	522,700
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	302,644
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,518,902
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,750	1,932,770
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	1,000	1,090,000

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	$1,430	$1,565,092
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,100	1,170,708

		27,093,260
Housing — 2.7%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	1,140	1,294,561
5.00%, 7/01/33	500	555,670
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	925	956,200
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	495	504,321
M/F Housing, Affordable Housing, Series D (SONYMA), 3.20%, 11/01/46	300	266,760
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,511,355

		5,088,867
State — 10.2%
City of New York New York Transitional Finance Authority, BARB, Series S-2 (NPFGC), 4.25%, 1/15/34	1,015	1,017,152
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 2/01/32	5,000	5,742,500
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,500	2,792,925

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/42	$4,380	$4,872,399
Series C, 5.00%, 3/15/34	2,185	2,445,190
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	395	417,847
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	885	1,023,927
5.00%, 3/15/32	1,000	1,151,250

		19,463,190
Tobacco — 2.0%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,000	1,039,930
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	1,500	1,397,760
Tobacco Settlement Pass-Through, Series B, 5.00%, 6/01/45	130	137,657
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	150	151,841
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	250	276,453
5.25%, 5/15/40	110	120,418
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	750	752,452

		3,876,511
Transportation — 28.9%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/33	540	622,123
Series C, 6.50%, 11/15/28	195	211,610
Series D, 5.25%, 11/15/41	1,000	1,133,200

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series E, 5.00%, 11/15/38	$4,000	$4,457,200
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	315	320,749
Green Bonds, Series A-1, 5.25%, 11/15/56	750	846,593
Series D, 5.25%, 11/15/30	910	1,061,015
Series F, 5.00%, 11/15/30	2,000	2,311,000
Series F, 5.00%, 11/15/35	500	568,430
Transportation, Series D, 5.00%, 11/15/34	800	889,408
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	2,695	2,921,245
5.00%, 11/15/51	230	247,687
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	2,260	2,422,200
5.25%, 1/01/50	2,140	2,319,032
(AGM), 4.00%, 7/01/41	800	787,768
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	2,305	2,422,209
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	6,000	6,073,800
Series 8, 6.00%, 12/01/42	1,000	1,122,780
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	831,518
179th Series, 5.00%, 12/01/38	575	653,982
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	1,330	1,335,759
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	640	648,787
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	543,795

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued):
Consolidated, 189th Series, 5.00%, 5/01/45	$1,150	$1,295,210
Consolidated, 195th Series, AMT, 5.00%, 4/01/36	750	846,705
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	2,185	2,473,901
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 4/01/32	2,500	2,827,500
Series I, 5.00%, 1/01/27	1,000	1,138,020
Series I, 5.00%, 1/01/37	1,760	1,950,485
Series I, 5.00%, 1/01/42	280	309,652
Series J, 5.00%, 1/01/41	2,000	2,210,940
Series K, 5.00%, 1/01/32	2,575	2,940,779
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	1,000	1,154,530
Series B, 5.00%, 11/15/40	350	399,875
Series B, 5.00%, 11/15/45	310	352,678
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	845	494,350
General, CAB, Series B, 0.00%, 11/15/32 (c)	1,700	1,008,032
General, Series A, 5.25%, 11/15/45	590	681,993
General, Series A, 5.00%, 11/15/50	500	562,645

		55,399,185
Utilities — 9.2%
City of New York New York Municipal Water & Sewer System, Refunding RB, Series A, 4.75%, 6/15/30	3,245	3,260,511
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,112,420
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,141,770

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	$500	$553,845
Series C (CIFG), 5.25%, 9/01/29	2,000	2,418,260
Long Island Power Authority, Refunding RB:
Electric System, Series A, 5.75%, 4/01/39	4,000	4,295,400
Electric Systems, Series B, 5.00%, 9/01/41	200	223,890
Electric Systems, Series B, 5.00%, 9/01/46	895	997,370
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	350	395,416
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,000	1,006,590
Series E, 5.00%, 12/15/41	2,000	2,284,020

		17,689,492
Total Municipal Bonds in New York		251,013,770

Puerto Rico — 2.6%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,605	2,744,472
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	2,220	2,221,265
Total Municipal Bonds in Puerto Rico		4,965,737
Total Municipal Bonds — 133.5%		255,979,507

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York — 30.3%
County/City/Special District/School District — 10.3%
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	$4,370	$5,000,766
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,688,205
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	1,200	1,387,584
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	1,250	1,420,359
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,328,603
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,938,651

		19,764,168
Education — 2.1%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	3,527	4,085,905
State — 2.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	660	702,423
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	924,190
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	882,525
4.00%, 10/15/32	1,000	1,083,120

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	$1,500	$1,655,475

		5,247,733
Transportation — 3.4%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,680,135
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,664,040
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,180	1,343,500
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	1,500	1,715,685

		6,403,360
Utilities — 11.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	276	291,078
5.75%, 6/15/40	923	973,493
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	5,310	5,976,405
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,511	3,914,353
Series FF-2, 5.50%, 6/15/40	810	882,179

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	$6,868	$7,843,238
Restructuring, 5.00%, 12/15/36	1,997	2,313,437
Restructuring, Series B, 4.00%, 12/15/35	370	395,079

		22,589,262
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.3%		58,090,428
Total Long-Term Investments (Cost — $295,900,246) — 163.8%		314,069,935

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (g)(h)	699,629	699,769
Total Short-Term Securities (Cost — $699,769) — 0.4%		699,769
Total Investments (Cost — $296,600,015*) — 164.2%		314,769,704
Other Assets Less Liabilities — 1.9%		3,591,482
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.8)%		(32,118,976)
VMTP Shares, at Liquidation Value — (49.3)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$191,742,210

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$264,643,010

Gross unrealized appreciation		$19,548,758
Gross unrealized depreciation		(1,469,263)

Net unrealized appreciation		$18,079,495

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $661,933.

(g)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	214,518	485,111	699,629	$699,769	$7,438	$1,006	—
[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(36)	5-Year U.S. Treasury Note	June 2017	$4,262,625	$(18,012)
(87)	10-Year U.S. Treasury Note	June 2017	$10,937,531	(89,796)
(57)	Long U.S. Treasury Bond	June 2017	$8,719,219	(108,382)
(12)	Ultra U.S. Treasury Bond	June 2017	$1,955,250	(26,965)
Total				$(243,155)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$314,069,935	—	$314,069,935
Short-Term Securities	$699,769	—	—	699,769

Total	$699,769	$314,069,935	—	$314,769,704

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(243,155)	—	—	$(243,155)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017	11

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(32,047,199)	—	$(32,047,199)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

Total	—	$(126,547,199)	—	$(126,547,199)

During the ended April 30, 2017, there were no transfers between levels.

12	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2017